OTHER CURRENT ASSETS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER CURRENT ASSETS
Prepaid expenses	$ 73	$ 70
Physician receivables and relocation agreements	58	62
Physician and group coverage guarantees	104	70
Disproportionate share hospital revenue receivables	27	33
Vendor and other nonpatient receivables	47	22
Grant receivable related to medical residency program	2	2
Electronic health record incentives receivable	13	0
Supplemental California Medi-Cal payment receivable	16	0
Sublease receivables	2	2
Other, net	36	28
Other current assets	378	289
Other current assets past due for more than 90 days	$ 38	$ 17